Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Statement Of Financial Position [Abstract]
Other Long-term Liabilities	13. OTHER LONG-TERM LIABILITIES As of December 31, 2019 and 2020, other long-term liabilities are mainly comprised of deposits from franchisees.